UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 CT Corporation
                                 101 Federal St.
                                Boston, MA 02110
                     (Name and address of agent for service)

                                   COPIES TO:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

(SEI LOGO) New Ways.
           New Answers.(R)

SEI Liquid Asset Trust

Annual Report as of June 30, 2008

Prime Obligation Fund

TABLE OF CONTENTS

Letter to Shareholders                                                         1
Schedule of Investments                                                        2
Statement of Assets and Liabilities                                            4
Statement of Operations                                                        5
Statements of Changes in Net Assets                                            6
Financial Highlights                                                           7
Notes to Financial Statements                                                  8
Report of Independent Registered Public Accounting Firm                       12
Trustees and Officers of the Trust                                            13
Disclosure of Fund Expenses                                                   16
Board of Trustees Considerations in Approving the Advisory and
   Sub-Advisory Agreements                                                    17
Notice to Shareholders                                                        19

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SEI LIQUID ASSET TRUST -- JUNE 30, 2008

To Our Shareholders:

For the fiscal year ended on June 30, 2008, the fixed income markets experienced turbulent conditions as escalating delinquencies and defaults on sub-prime mortgages triggered a flight to safety into U.S. Treasury obligations. The macro economy was also under pressure as manufacturing activity, consumer spending, and employment all showed weakness. In response, the Federal Reserve (Fed) took aggressive measures to promote market liquidity and ensure financial stability. During the 12-month period, the Fed cut the Fed funds target rate from 5.25% to 2.00%. In addition, the Fed lowered the discount rate by 4.00% and created two new lending facilities (the Treasury Securities Lending Facility and the Primary Dealer Credit Facility), which for the first time provided direct financing to primary dealers. Globally, foreign central banks also joined the Fed in providing liquidity to the markets through emergency lending facilities.

During the period, 3-month Treasury yields fell from 4.86% to 1.73%, while the 3-month Libor yield declined from 5.36% to 2.78%. Investor risk aversion pushed asset-backed commercial paper (ABCP) spreads significantly wider, while unsecured corporate CP widened in sympathy, but to a lesser degree. Yield spreads on certain bank and financial issuers rose to such a degree that the programs withdrew from the market. Several Structured Investment Vehicles
(SIVs), a subset of ABCP, had difficulty in rolling their paper when market conditions caused the market value of the underlying collateral to decline.

From an issuance perspective, Fed data shows that commercial paper outstanding declined sharply during the period. Total commercial paper outstanding dropped by about $400 billion, mainly due to the decline in ABCP outstandings. In spite of the negative headlines, money market funds continued to receive record cash inflows. By the end of the period, total assets of U.S. money market funds exceeded $3.4 trillion.

The Prime Obligation Fund (the "Fund") has been impacted by the deterioration in the credit markets, in that the Fund has exposure to SIVs. SEI and the Fund's sub-advisor, Columbia Management Advisors, LLC, a Bank of America subsidiary, are actively monitoring market events, and are committed to delivering the core investment goals of the Fund, namely preservation of principal and liquidity.

Sincerely,


/s/ Robert A. Nesher
Robert A. Nesher
President


           SEI Liquid Asset Trust / Annual Report / June 30, 2008  1

SCHEDULE OF INVESTMENTS

Prime Obligation Fund

June 30, 2008

                               (BAR CHART OMITTED)

SECTOR WEIGHTINGS (UNAUDITED)*:

Commercial Paper                     70.2%
Repurchase Agreements                11.5%
U.S. Government Agency Obligations    5.1%
Certificates of Deposit               4.9%
Corporate Obligations                 4.7%
Insurance Funding Agreement           2.6%
Capital Suport Agreement              1.0%

*    Percentages based on total investments.

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
COMMERCIAL PAPER (D) (F) -- 70.2%
   Amstel Funding Corporation
         2.666%, 07/10/08                             $ 30,000       $   29,980
         2.706%, 07/16/08                               18,000           17,980
         2.807%, 07/18/08                               10,000            9,987
   Archer-Daniels-Midland
         2.107%, 07/08/08                               29,367           29,355
   AT&T, Inc.
         2.110%, 07/30/08                               13,100           13,078
   Cancara Asset Securities LLC
         2.872%, 07/07/08                               35,000           34,983
         2.820%, 07/10/08                               25,000           24,982
   Ciesco LLC
         2.709%, 09/09/08                               40,000           39,791
   Clipper Receivables Corporation LLC
         2.864%, 08/21/08                               26,000           25,895
         2.982%, 09/16/08                               18,000           17,886
   Edison Asset
         2.623%, 08/08/08                               25,000           24,931
   Fairway Finance Corporation
         2.783%, 08/22/08                               15,000           14,940
   FCAR Owner Trust I
         3.023%, 07/15/08                               48,000           47,944
   FCAR Owner Trust II
         3.038%, 07/28/08                               10,000            9,977
   GE Capital Corporation
         2.854%, 09/22/08                               15,000           14,902
         2.854%, 09/23/08                               14,000           13,908
   Gemini Securitization Corporation
         2.688%, 09/02/08                               40,000           39,813
   Goldman Sachs Corporation
         2.658%, 08/28/08                               42,719           42,537
   Govco LLC
         2.616%, 08/11/08                               15,000           14,956
   Grampian Funding LLC
         2.785%, 07/11/08                               35,000           34,973
         2.720%, 09/08/08                               20,000           19,897
   Issuer Entity LLC (A) (B) (G) (H) (I) (M)
         2.627%, 10/30/08                               13,843            8,238
   JPMorgan Chase & Company
         2.658%, 07/16/08                                2,000            1,998
         2.516%, 08/11/08                               36,000           35,898

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Jupiter Securitization Corporation LLC
         2.720%, 07/07/08                             $ 25,000       $   24,989
   Old Line Funding LLC
         2.782%, 08/15/08                               25,000           24,913
   Scaldis Capital LLC
         2.896%, 07/02/08                               35,000           34,997
         2.783%, 08/18/08                               15,000           14,945
   Solitaire Funding LLC
         2.850%, 07/11/08                               25,000           24,980
         2.800%, 09/04/08                               30,000           29,849
   Surrey Funding Corporation
         2.865%, 08/20/08                               18,000           17,929
   Tulip Funding Corporation
         2.655%, 07/15/08                               18,000           17,981
   Variable Funding Capital Corporation
         2.719%, 07/02/08                               30,000           29,998
         2.587%, 08/18/08                               22,000           21,925
   Wickersham Issuer Entity
      (A) (B) (G) (H) (I) (N)
         2.963%, 05/13/09                               18,968           16,349
                                                                     ----------
Total Commercial Paper
   (Cost $832,179) ($ Thousands)                                        827,684
                                                                     ----------
CORPORATE OBLIGATIONS (A) -- 4.7%
   Asscher Finance MTN
         5.550%, 07/16/08 (C) (G) (H)                    6,590            6,589
   Axon Financial Fund LLC MTN
      (B) (C) (G) (H) (I) (L)
         2.718%, 05/06/09                               15,000           12,150
   Cheyne Finance MTN
      (B) (C) (G) (H) (I) (J)
         2.063%, 11/17/08                                8,168            5,718
   JPMorgan Chase MTN
         2.448%, 09/11/08                               15,000           15,000
   Stanfield Victoria Funding MTN
      (B) (C) (G) (H) (I) (K)
         2.070%, 04/21/09                               20,000           16,400
                                                                     ----------
Total Corporate Obligations
   (Cost $64,756) ($ Thousands)                                          55,857
                                                                     ----------
U.S. GOVERNMENT AGENCY OBLIGATION -- 5.1%
   FNMA DN
         2.460%, 09/24/08                               60,000           59,652
                                                                     ----------
Total U.S. Government Agency Obligation
   (Cost $59,652) ($ Thousands)                                          59,652
                                                                     ----------


           2  SEI Liquid Asset Trust / Annual Report / June 30, 2008

                                                    Face Amount        Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
CERTIFICATE OF DEPOSIT (D) -- 4.9%
   Wells Fargo
         2.360%, 08/22/08                             $ 58,000       $   58,000
                                                                     ----------
Total Certificate of Deposit
   (Cost $58,000) ($ Thousands)                                          58,000
                                                                     ----------
INSURANCE FUNDING AGREEMENT -- 2.5%
   MetLife Funding Agreement
         2.783%, 07/11/08 (A) (B) (I)                   30,000           30,000
                                                                     ----------
Total Insurance Funding Agreement
   (Cost $30,000) ($ Thousands)                                          30,000
                                                                     ----------
REPURCHASE AGREEMENT (E) -- 11.5%
   Deutche Bank Securities
      2.500%, dated 06/30/08, to be repurchased
      on 07/01/08, repurchase price $135,751,427
      (collateralized by various FHLB/FHLMC/FNMA
      obligations, ranging in par value
      $38,020,000- $50,000,000, 4.200%-4.600%,
      06/04/12-06/24/13, with a total market
      value $138,460,235)                              135,742          135,742
                                                                     ----------
Total Repurchase Agreement
   (Cost $135,742) ($ Thousands)                                        135,742
                                                                     ----------
CAPITAL SUPPORT AGREEMENT (G) -- 1.0%
   SEI Capital Support Agreement                        11,476           11,476
                                                                     ----------
Total Capital Support Agreement
   (Cost $0)                                                             11,476
                                                                     ----------
Total Investments -- 99.9%
   (Cost $1,180,329) ($ Thousands)                                   $1,178,411
                                                                     ==========

Percentages are based on Net Assets of $1,179,542 ($ Thousands).

(A) Floating Rate Security. The rate reflected on the Schedule of Investments is the rate in effect on June 30, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities considered illiquid. The total value of such securities as of June 30, 2008 was $88,855 ($ Thousands) and represented 7.53% of Net Assets.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(D) Securities are held in connection with a letter of credit issued by a major bank.

(E)  Tri-Party Repurchase Agreement.

(F)  The rate reported is the effective yield at time of purchase.

(G) The fund has entered into a Capital Support Agreement ("Agreement") with SEI Investments Company ("SEI") which provides that SEI will contribute capital to the fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund's net asset value as calculated using fair value to drop below $0.995. As of June 30, 2008, the fair value of the Agreement was $11,476 ($ Thousands).

(H)  The value shown is the market value as of June 30, 2008. Please refer to
     Note 8 for the amortized cost value as of June 30, 2008.

(I) These securities are considered restricted. The total value of such securities as of June 30, 2008 was $88,855 ($ Thousands) and represented 7.53% of Net Assets.

(J) On October 17, 2008, due to deterioration in the market value of the assets of Cheyne Finance, LLC ("Cheyne"), provisions in the organizational documents of Cheyne were triggered that caused the notes issued by Cheyne to become immediately due and payable. Since no payments have been received, the Cheyne notes are in default.

(K) On January 18, 2008, due to deterioration in the market value of the assets of Stanfield Victoria Finance, LLC ("Victoria"), provisions in the organizational documents of Victoria were triggered that caused the notes issued by Victoria to become immediately due and payable. Since no payments have been received, the Victoria notes are in default.

(L) On November 21, 2007, due to deterioration in the market value of the assets of Axon Financial Funding, LLC ("Axon"), provisions in the organizational documents of Axon were triggered that caused the notes issued by Axon to become immediately due and payable. Since no payments have been received, the Axon notes are in default.

(M) Notes issued by Issuer Entity LLC were received by the Fund in connection with a restructuring of Ottimo Funding Ltd. ("Ottimo") on November 2, 2007. The Fund previously held notes issued by Ottimo, which defaulted prior to the restructuring.

(N) Notes issued by Wickersham Issuer Entity LLC were received by the Fund in connection with a restructuring of Thornburg Mortgage Capital, Inc. (Thornburg) on May 16, 2008. The Fund previously held notes issued by Thornburg, which defaulted prior to restructuring.

DN    -- Discount Note
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
LLC   -- Limited Liability Company
MTN   -- Medium Term Note

The accompanying notes are an integral part of the financial statements.


           SEI Liquid Asset Trust / Annual Report / June 30, 2008  3

Statement of Assets and Liabilities ($ Thousands)

as of June 30, 2008

                                                                PRIME OBLIGATION
                                                                      FUND
                                                                ----------------
ASSETS:
   Investments at Market Value (Cost $1,044,587)                   $1,031,193
   Affiliated Investment at Value                                      11,476
   Repurchase Agreement (Cost $135,742)                               135,742
   Cash                                                                   994
   Accrued Income                                                         864
   Prepaid expenses                                                        15
                                                                   ----------
   Total Assets                                                     1,180,284
                                                                   ----------
LIABILITIES:
   Payable for Income Distribution                                        247
   Payable due to Administrator                                           338
   Payable due to Investment Adviser                                       42
   Chief Compliance Officer Fees Payable                                    2
   Trustees Fees Payable                                                    1
   Accrued expenses                                                       112
                                                                   ----------
   Total Liabilities                                                      742
                                                                   ----------
   Net Assets                                                      $1,179,542
                                                                   ----------
NET ASSETS CONSIST OF:
   Paid-in Capital                                                 $1,185,227
   Distributions in excess of Net Investment Income                        44
   Accumulated net realized loss on Investments                        (3,810)
   Net Unrealized Depreciation on Investments                          (1,919)
                                                                   ----------
   Net Assets                                                      $1,179,542
                                                                   ----------
   Net Asset Value, Offering and Redemption Price Per Share
      -- Class A Shares
      ($1,179,542 / 1,185,228)                                     $     1.00
                                                                   ----------

The accompanying notes are an integral part of the financial statements.


           4  SEI Liquid Asset Trust / Annual Report / June 30, 2008

Statement of Operations ($ Thousands)

For the year ended June 30, 2008

                                                                   PRIME OBLIGATION
                                                                         FUND
                                                                   ----------------
INVESTMENT INCOME:
   Interest Income                                                     $ 45,395
                                                                       --------
EXPENSES:
   Administration Fees                                                    4,542
   Shareholder Servicing Fees -- Class A                                  2,700
   Investment Advisory Fees                                                 492
   Trustees' Fees                                                            16
   Chief Compliance Officer Fees                                              4
   Printing Fees                                                            188
   Professional Fees                                                         52
   Registration Fees                                                         27
   Custodian/Wire Agent Fees                                                 20
   Insurance Expense                                                          8
   Other Expenses                                                            16
                                                                       --------
   Total Expenses                                                         8,065
                                                                       --------
   Less, Waiver of:
      Administration Fees                                                  (607)
      Shareholder Servicing Fees -- Class A                              (2,700)
                                                                       --------
   Net Expenses                                                           4,758
                                                                       --------
NET INVESTMENT INCOME                                                    40,637
                                                                       ========
   Net Realized Loss on Investments                                      (3,930)
   Net Change in Unrealized Appreciation (Depreciation) on/from:
      Investments                                                       (13,395)
      Affiliated Investment                                              11,476
                                                                       --------
   Net Realized and Unrealized Loss on Investments                       (5,849)
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                     $ 34,788
                                                                       ========

The accompanying notes are an integral part of the financial statements.


           SEI Liquid Asset Trust / Annual Report / June 30, 2008  5

Statements of Changes in Net Assets ($ Thousands)

For the years ended June 30,

                                                           PRIME OBLIGATION
                                                                  FUND
                                                       ------------------------
                                                           2008         2007
                                                       -----------  -----------
OPERATIONS:
   Net Investment Income                               $    40,637  $    41,318
   Net Realized Loss on Investments                         (3,930)          (8)
   Net Change in Unrealized Depreciation on
      Investments and Affiliated Investment                 (1,919)          --
                                                       -----------  -----------
   Net Increase in Net Assets Resulting
      from Operations                                       34,788       41,310
                                                       -----------  -----------
DIVIDENDS FROM:
   Net Investment Income:
      Class A                                              (40,418)     (41,318)
                                                       -----------  -----------
   Total Dividends                                         (40,418)     (41,318)
                                                       -----------  -----------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
      Proceeds from Shares Issued                        6,435,951    5,702,025
      Reinvestment of Dividends                             35,770       39,448
      Cost of Shares Redeemed                           (6,092,079)  (5,791,532)
                                                       -----------  -----------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                      379,642      (50,059)
                                                       -----------  -----------
   Net Increase (Decrease) in Net Assets                   374,012      (50,067)
                                                       -----------  -----------
NET ASSETS:
   BEGINNING OF YEAR                                   $   805,530  $   855,597
                                                       -----------  -----------
   END OF YEAR                                         $ 1,179,542  $   805,530
                                                       ===========  ===========
   Distributions in excess of Net Investment Income    $        44  $        --
                                                       ===========  ===========

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


           6  SEI Liquid Asset Trust / Annual Report / June 30, 2008

Financial Highlights

For the years ended June 30,
For a share outstanding throughout each year

                                 Net Realized
                                     and
          Net Asset               Unrealized      Total     Dividends
            Value,       Net         Gains        from      from Net
          Beginning  Investment       on       Investment  Investment    Total
          of Period    Income     Securities   Operations    Income    Dividends
          ---------  ----------  ------------  ----------  ----------  ---------
PRIME OBLIGATION FUND
CLASS A:
   2008     $1.00       $0.04        $--         $0.04       $(0.04)    $(0.04)
   2007      1.00        0.05         --          0.05        (0.05)     (0.05)
   2006      1.00        0.04         --          0.04        (0.04)     (0.04)
   2005      1.00        0.02         --          0.02        (0.02)     (0.02)
   2004      1.00        0.01         --          0.01        (0.01)     (0.01)

                                                           Ratio of
                                                           Expenses    Ratio of
                                               Ratio of   to Average  Investment
          Net Assets             Net Assets    Expenses   Net Assets    Income
          Value, End   Total   End of Period  to Average  (Excluding  to Average
           of Period  Return+  ($ Thousands)  Net Assets   Waivers)   Net Assets
          ----------  -------  -------------  ----------  ----------  ----------
PRIME OBLIGATION FUND
CLASS A:
   2008      $1.00     3.96%    $1,179,542       0.44%       0.75%       3.76%
   2007       1.00     5.05        805,530       0.44        0.76        4.94
   2006       1.00     3.88        855,597       0.44        0.76        3.82
   2005       1.00     1.81        698,956       0.44        0.77        1.77
   2004       1.00     0.68        887,109       0.44        0.77        0.68

+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


           SEI Liquid Asset Trust / Annual Report / June 30, 2008  7

Notes to Financial Statements

June 30, 2008

1. ORGANIZATION

SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with one fund: the Prime Obligation Fund (the "Fund"). The Trust is registered to offer Class A shares of the Fund. A description of the Fund's investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.

REPURCHASE AGREEMENTS -- The Fund invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Fund are distributed to the shareholders of the Fund annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (the "Administrator") provides administrative services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of the Fund.

The Administrator has contractually agreed to waive fees and to reimburse expenses, through June 30, 2008, in order to keep total operating expenses, net of SEI Investments Management Corporation ("SIMC") and SEI Investments Distribution Co.'s (the "Distributor") fee waivers, from exceeding .44% of the average daily net assets of the Fund. The Distributor is a wholly-owned and operated subsidiary of SEI Investments Company and a registered broker-dealer.

DISTRIBUTION AGREEMENT -- The Distributor acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.

Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Administrator or SIMC. Compensation of officers and affiliated trustees of the Trust is paid by the Administrator and/or SIMC.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisors, sub-advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

U.S. Bank, N.A. which is a Trust shareholder, acts as custodian and wire agent for the Trust.

CAPITAL SUPPORT AGREEMENT -- The Fund has entered into a Capital Support Agreement with SEI Investments Company. Please see Note 8 for more information.


           8  SEI Liquid Asset Trust / Annual Report / June 30, 2008

4. INVESTMENT ADVISORY AGREEMENT

SIMC serves as the Fund's investment adviser and "manager of managers" under an investment advisory agreement. For its services, SIMC receives an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and ..02% of such net assets in excess of $500 million.

Columbia Management Advisors, LLC ("Columbia"), serves as the Fund's investment sub-adviser under an investment sub-advisory agreement. Columbia is paid by SIMC. SIMC compensates Columbia out of the fee it receives from the Fund.

5. FEDERAL INCOME TAXES

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. These reclassifications, which have no impact on net asset value of the Fund, are primarily attributable to reclass of distributions and tax treatment of paydown gain (loss) on mortgage and asset-backed securities. Accordingly, the following permanent differences have been reclassified to/from the following accounts during the year ended June 30, 2008:

Undistributed Net      Accumulated Net
Investment Income   Realized Gain (Loss)
-----------------   --------------------
    $(174,508)            $174,508

The tax character of dividends paid to Class A shareholders during the years ended June 30, 2008 and June 30, 2007 were as follows ($ Thousands):

        Ordinary
         Income
       ----------
2008    $40,418
2007    $41,318

As of June 30, 2008, the components of accumulated losses on a tax basis were as follows ($ Thousands):

Undistributed Ordinary Income   $ 1,861
Capital Loss Carryforwards          (48)
Partnership Adjustment           (3,205)
Post-October Losses                (558)
Unrealized Depreciation          (1,600)
Other Temporary Differences      (2,135)
                                -------
   Total Accumulated Losses     $(5,685)
                                =======

Post-October losses represent losses realized on investment transactions from November 1, 2007 through June 30, 2008, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains were as follows:

Expiring in 2011                      $(39)
Expiring in 2013                        (3)
Expiring in 2014                        (1)
Expiring in 2015                        (4)
Expiring in 2016                        (1)
                                      ----
   Total Capital Loss Carryforwards   $(48)
                                      ====

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at June 30, 2008 were as follows:

                                                                        Net
                      Federal       Appreciated     Depreciated      Unrealized
                      Tax Cost       Securities      Securities     Depreciation
                   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
                   -------------   -------------   -------------   -------------
Prime Obligation
   Fund              $1,180,011       $12,025        $13,625        $ (1,600)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies had to adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. FIN 48 is applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements' upon adoption.


           SEI Liquid Asset Trust / Annual Report / June 30, 2008  9

Notes to Financial Statements (Concluded)

June 30, 2008

6. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

7. RESTRUCTURING FUND

At a meeting held on June 29, 2007, the Board approved the liquidation of the Trust in connection with a limited restructuring of some SEI Funds, in which case it was planned that nearly all of the Prime Obligation Fund's shareholders would become shareholders of a Prime Obligation Fund that is being established within another trust in the SEI Funds Complex. However, in light of recent volatility in the money markets, the liquidation has been postponed. The adviser and the Board will continue to monitor the situation to determine when and if the restructuring and the related liquidation of the Trust should proceed. Unless and until such liquidation occurs, the Fund will continue to operate normally.

Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. Liquidation basis of accounting requires the Fund to record assets and liabilities at values expected to be achieved in liquidation. A change to the liquidation basis of accounting would not have a material effect on the Fund's carrying value of assets and liabilities nor its operations.

8. CAPITAL SUPPORT AGREEMENT

On December 3, 2007, the Fund entered into a Capital Support Agreement, as amended with SEI Investments Company ("SEI"), which is the parent company of SIMC. The Capital Support Agreement requires SEI to commit capital to the Fund, subject to the aggregate limit of $1.5 million, if the Fund realizes payments or sales proceeds from specified securities ("Eligible Notes") held by the Fund which are less than the amortized cost of such securities and such loss causes the Fund's mark-to-market net asset value to drop below $0.9950. The Eligible Notes held in the Fund as of June 30, 2008 are presented in the footnotes on the Schedule of Investments. On June 18, 2008, the Agreement was amended to increase the maximum contribution amount to $12.5 million. Upon the sale or other disposition of an Eligible Note, the amount of required capital commitment would be the least of the following amounts: (i) the amount, if any, by which the amortized cost of the Eligible Note exceeds the amount realized from the sale or other disposition of the security; (ii) the amount, if any, necessary to restore the net asset value per share of the Fund to $0.9950, or (iii) the remaining amount of the aggregate limit of the Capital Support Agreement, taking into account all prior contributions. SEI's obligations under the Agreement are supported by a Letter of Credit issued by a bank having a First Tier credit rating. The Fund will draw on the Letter of Credit in the event that SEI fails to make a cash contribution when due under the Agreement.

The Fund will sell the Eligible Notes (i) promptly following any change in the Letter of Credit provider's short term credit ratings such that the Letter of Credit provider's obligations no longer qualify as First Tier Securities as defined in paragraph (a)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Agreement; provided that the Fund is not required to complete any such sale if the amount the Fund expects to receive would not result in the payment of a Capital Contribution, or, with respect to an event described in (i) above, if the Affiliate substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and, during such 15 day period, the Letter of Credit provider's obligations continue to qualify as Second Tier Securities under paragraph (a)(22) of Rule 2a-7. The termination date of the Agreement is December 1, 2008, although that date may be extended upon agreement of SEI and the Fund, subject to the prior approval of the staff of the U.S. Securities and Exchange Commission.


           10  SEI Liquid Asset Trust / Annual Report / June 30, 2008

The following table shows the Eligible Notes and their amortized cost and fair market value as of June 30, 2008.

                                                           Unrealized
                          Face    Amortized    Market   (Depreciation)/
                         Amount      Cost      Value      Appreciation
Description               (000)     (000)      (000)         (000)
-----------              ------   ---------   -------   ---------------
Asscher Finance MTN
   5.550%, 07/16/08       6,590   $ 6,590     $ 6,589     $     (1)
Axon Financial Funding
   LLC MTN
   2.718%, 05/06/09      15,000    15,000      12,150       (2,850)
Cheyne Finance MTN
   2.063%, 11/17/08       8,168     8,168       5,718       (2,450)
Issuer Entity LLC
   2.627%, 10/30/08      13,843    13,283       8,238       (5,045)
Stanfield Victoria
   Funding MTN
   2.070%, 04/21/09      20,000    19,999      16,400       (3,599)
Wickersham Issuer
   Entity
   2.963%, 05/13/09      18,968    15,799      16,349          550
                         ------   -------     -------     --------
      Totals             82,569   $78,839     $65,444     $(13,395)
                         ======   =======     =======     ========

9. SUBSEQUENT EVENTS

SIV Portfolio PLC (formerly Cheyne Finance PLC) (the "Cheyne SIV") is a structured investment vehicle that defaulted on its notes in October, 2007. Receivers were appointed with the responsibility to liquidate the assets of the structure and deliver the proceeds to the noteholders. As an alternative to accepting the proceeds from the auction of the underlying collateral in the current market environment, the receivers retained an investment banking firm to create a structure that would enable electing noteholders to exchange their notes in the Cheyne SIV for pass-through notes in a new vehicle (Gryphon Funding Limited) that would acquire and hold a pro rata portion of the underlying collateral of the Cheyne SIV. The liquidation/restructuring of the Cheyne SIV took place in July 2008. In connection with that process, the Fund elected to exchange its Cheyne SIV notes for notes issued by Gryphon Funding Limited. This exchange settled in the Fund's account on July 23, 2008.

On July 30, 2008, the Capital Support Agreement was amended to increase the maximum contribution amount to $20 million. As of August 26, 2008, the Capital Support Agreement is valued at $17,912,100 for the Fund.


           SEI Liquid Asset Trust / Annual Report / June 30, 2008  11

SEI LIQUID ASSET TRUST -- JUNE 30, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of SEI Liquid Asset Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SEI Liquid Asset Trust, comprising the Prime Obligation Fund (the "Fund"), as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended June 30, 2005, were audited by other auditors, whose report dated August 19, 2005 expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodians and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the fund comprising SEI Liquid Asset Trust as of June 30, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.


                                            /s/ KPMG LLP

Philadelphia, Pennsylvania
August 26, 2008


           12  SEI Liquid Asset Trust / Annual Report / June 30, 2008

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following information is current as of June 27, 2008.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

                                          TERM OF                                   NUMBER OF
                                          OFFICE                                    PORTFOLIOS
                                            AND                                      IN FUND
                          POSITION(S)    LENGTH OF                                   COMPLEX
                           HELD WITH       TIME        PRINCIPAL OCCUPATION(S)     OVERSEEN BY         OTHER DIRECTORSHIPS
NAME ADDRESS, AND AGE        TRUSTS      SERVED(1)      DURING PAST FIVE YEARS      TRUSTEE(2)           HELD BY TRUSTEE
---------------------    -------------  ----------  -----------------------------  -----------  ---------------------------------
INTERESTED TRUSTEES

Robert A. Nesher         Chairman of    since 1982  Currently performs various          80      Trustee of The Advisors' Inner
One Freedom              the Board of               services on behalf of SEI                   Circle Fund, The Advisors' Inner
Valley Drive,            Trustees*                  Investments for which Mr.                   Circle Fund II, Bishop Street
Oaks, PA 19456                                      Nesher is compensated.                      Funds, Director of SEI Global
61 yrs. old                                                                                     Master Fund, plc, SEI Global
                                                                                                Assets Fund, plc, SEI Global
                                                                                                Investments Fund, plc, SEI
                                                                                                Investments Global, Limited, SEI
                                                                                                Investments -- Global Fund
                                                                                                Services, Limited, SEI
                                                                                                Investments (Europe), Limited,
                                                                                                SEI Investments -- Unit Trust
                                                                                                Management (UK), Limited, SEI
                                                                                                Global Nominee Ltd., SEI
                                                                                                Opportunity Fund, L.P., SEI
                                                                                                Multi-Strategy Funds plc and SEI
                                                                                                Structured Credit Fund, L.P.

William M. Doran         Trustee*       since 1982  Self-employed consultant            80      Trustee of The Advisors' Inner
1701 Market Street                                  since 2003. Partner, Morgan,                Circle Fund, The Advisors' Inner
Philadelphia, PA                                    Lewis & Bockius LLP (law                    Circle Fund II, Bishop Street
19103                                               firm) from 1976 to 2003,                    Funds, Director of SEI since
68 yrs. old                                         counsel to the Trust, SEI,                  1974. Director of the Distributor
                                                    SIMC, the Administrator and                 since 2003. Director of SEI
                                                    the Distributor. Secretary                  Investments -- Global Fund
                                                    of SEI since 1978.                          Services, Limited, SEI
                                                                                                Investments Global, Limited, SEI
                                                                                                Investments (Europe), Limited,
                                                                                                SEI Investments (Asia), Limited
                                                                                                and SEI Asset Korea Co., Ltd.

TRUSTEES

James M. Storey          Trustee        since 1995  Attorney, sole practitioner         80      Trustee of The Advisors' Inner
One Freedom                                         since 1994. Partner, Dechert                Circle Fund, The Advisors' Inner
Valley Drive,                                       Price & Rhoads, September                   Circle Fund II, Bishop Street
Oaks, PA 19456                                      1987- December 1993.                        Funds, Massachusetts Health and
77 yrs. old                                                                                     Education Tax- Exempt Trust, and
                                                                                                U.S. Charitable Gift Trust.

* MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST, SEI TAX EXEMPT TRUST, AND SEI ALPHA STRATEGY PORTFOLIOS, L.P.


           SEI Liquid Asset Trust / Annual Report / June 30, 2008  13

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

                                          TERM OF                                   NUMBER OF
                                          OFFICE                                    PORTFOLIOS
                                            AND                                      IN FUND
                          POSITION(S)    LENGTH OF                                   COMPLEX
                           HELD WITH       TIME        PRINCIPAL OCCUPATION(S)     OVERSEEN BY         OTHER DIRECTORSHIPS
NAME ADDRESS, AND AGE        TRUSTS      SERVED(1)      DURING PAST FIVE YEARS      TRUSTEE(2)           HELD BY TRUSTEE
---------------------    -------------  ----------  -----------------------------  -----------  ---------------------------------
TRUSTEES (CONTINUED)

George J. Sullivan, Jr.  Trustee        since 1996  Self-Employed Consultant,           80      Trustee of The Advisors' Inner
One Freedom                                         Newfound Consultants Inc.                   Circle Fund, The Advisors' Inner
Valley Drive                                        since April 1997.                           Circle Fund II, Bishop Street
Oaks, PA 19456                                                                                  Funds, State Street Navigator
65 yrs. old                                                                                     Securities Lending Trust, SEI
                                                                                                Opportunity Fund, L.P. and SEI
                                                                                                Structured Credit Fund L.P.

Rosemarie B. Greco       Trustee        since 1999  Director, Governor's Office         80      Director, Sonoco, Inc.; Director,
One Freedom                                         of Health Care Reform,                      Exelon Corporation; Trustee,
Valley Drive                                        Commonwealth of Pennsylvania                Pennsylvania Real Estate
Oaks, PA 19456                                      since 2003. Founder and                     Investment Trust.
62 yrs. old                                         Principal, Grecoventures
                                                    Ltd. from 1999 to 2002.

Nina Lesavoy             Trustee        since 2003  Founder and Managing                80      Director of SEI Opportunity Fund,
One Freedom                                         Director, Avec Capital since                L.P. and SEI Structured Credit
Valley Drive,                                       2008. Managing Director, Cue                Fund L.P.
Oaks, PA 19456                                      Capital from 2002- March
51 yrs. old                                         2008.

James M. Williams        Trustee        since 2004  Vice President and Chief            80      Trustee/Director of Ariel Mutual
One Freedom                                         Investment Officer, J. Paul                 Funds, SEI Opportunity Fund, L.P.
Valley Drive,                                       Getty Trust, Non-Profit                     and SEI Structured Credit Fund
Oaks, PA 19456                                      Foundation for Visual Arts,                 L.P.
60 yrs. old                                         since December 2002.
                                                    President, Harbor Capital
                                                    Advisors and Harbor Mutual
                                                    Funds, 2000-2002.

Mitchell A. Johnson      Trustee        since 2007  Private Investor since 1994.                Trustee of The Advisors' Inner
One Freedom                                                                                     Circle Fund, The Advisors' Inner
Valley Drive,                                                                                   Circle Fund II and Bishop Street
Oaks, PA 19456                                                                                  Funds.
66 yrs. old

Hubert L. Harris, Jr.    Trustee        since 2008  Retired since December 2005.        80      Director of Colonial BancGroup,
One Freedom                                         Chief Executive Officer and                 Inc. and Chair of the Board of
Valley Drive,                                       Chair of the Board of                       Trustees, Georgia Tech
Oaks, PA 19456                                      Directors, AMVESCAP                         Foundation, Inc. (nonprofit
65 yrs. old                                         Retirement, Inc.,                           corporation).
                                                    1997-December 2005.
                                                    Chief Executive Officer,
                                                    INVESCO North America,
                                                    September 2003-December 2005.

OFFICERS

Robert A. Nesher         President &    since 2005  Currently performs various          N/A                    N/A
One Freedom              CEO                        services on behalf of SEI
Valley Drive,                                       for which Mr. Nesher is
Oaks, PA 19456                                      compensated.
61 yrs. old

Stephen F. Panner        Controller     since 2005  Fund Accounting Director of         N/A                    N/A
One Freedom              and Chief                  the Administrator since
Valley Drive,            Financial                  2005. Fund Administration
Oaks, PA 19456           Officer                    Manager, Old Mutual Fund
38 yrs. old                                         Services, 2000-2005. Chief
                                                    Financial Officer,
                                                    Controller and Treasurer,
                                                    PBHG Funds and PBHG
                                                    Insurance Series Fund,
                                                    2004-2005. Assistant
                                                    Treasurer, PBHG Funds and
                                                    PBHG Insurance Series Fund,
                                                    2000-2004. Assistant
                                                    Treasurer, Old Mutual
                                                    Advisors Fund, 2004-2005.


           14  SEI Liquid Asset Trust / Annual Report / June 30, 2008

                                          TERM OF                                   NUMBER OF
                                          OFFICE                                    PORTFOLIOS
                                            AND                                      IN FUND
                          POSITION(S)    LENGTH OF                                   COMPLEX
                           HELD WITH       TIME        PRINCIPAL OCCUPATION(S)     OVERSEEN BY         OTHER DIRECTORSHIPS
NAME ADDRESS, AND AGE        TRUSTS      SERVED(1)      DURING PAST FIVE YEARS      TRUSTEE(2)           HELD BY TRUSTEE
---------------------    -------------  ----------  -----------------------------  -----------  ---------------------------------
OFFICERS (CONTINUED)

Russell Emery            Chief          since 2006  Chief Compliance Officer of         N/A                    N/A
One Freedom              Compliance                 SEI Opportunity Fund, L.P.,
Valley Drive             Officer                    SEI Structured Credit Fund,
Oaks, PA 19456                                      L.P., SEI Institutional
45 yrs. old                                         Managed Trust, SEI Asset
                                                    Allocation Trust, SEI
                                                    Institutional
                                                    International Trust,
                                                    SEI Liquid Asset
                                                    Trust, SEI Daily
                                                    Income Trust, SEI Tax
                                                    Exempt Trust, SEI
                                                    Institutional
                                                    Investments Trust,
                                                    SEI Alpha Strategy
                                                    Portfolios, L.P., The
                                                    Advisors' Inner
                                                    Circle Fund, The
                                                    Advisors' Inner
                                                    Circle Fund II and
                                                    Bishop Street Funds
                                                    since March 2006.
                                                    Director of
                                                    Investment Product
                                                    Management and
                                                    Development of SIMC,
                                                    February 2003-March
                                                    2006. Senior
                                                    Investment
                                                    Analyst--Equity Team
                                                    of SEI, March
                                                    2000-February 2003.

Timothy D. Barto         Vice           since 2002  General Counsel, Vice               N/A                    N/A
One Freedom              President                  President and Secretary of
Valley Drive             and Secretary              SIMC and the Administrator
Oaks, PA 19456                                      since 2004. Vice President
40 yrs. old                                         and Assistant Secretary of
                                                    SEI since 2001. Vice
                                                    President of SIMC and
                                                    the Administrator
                                                    since 1999. Assistant
                                                    Secretary of SIMC,
                                                    the Administrator and
                                                    the Distributor and
                                                    Vice President of the
                                                    Distributor,
                                                    1999-2003.

James Ndiaye             Vice           since 2005  Vice President and Assistant        N/A                    N/A
One Freedom              President                  Secretary of SIMC since
Valley Drive             and                        2005. Vice President,
Oaks, PA 19456           Assistant                  Deutsche Asset Management
39 yrs. old              Secretary                  (2003-2004). Associate,
                                                    Morgan, Lewis & Bockius LLP
                                                    (2000-2003).

Michael T. Pang          Vice           since 2005  Vice President and Assistant        N/A                    N/A
One Freedom              President                  Secretary of SIMC since
Valley Drive             and                        2005. Counsel, Caledonian
Oaks, PA 19456           Assistant                  Bank & Trust's Mutual Funds
36 yrs. old              Secretary                  Group (2004). Counsel,
                                                    Permal Asset Management
                                                    (2001-2004).

Aaron Buser              Vice           since 2008  Vice President and Assistant        N/A                    N/A
One Freedom              President                  Secretary of SIMC since
Valley Drive             and                        2007. Associate at Stark &
Oaks, PA 19456           Assistant                  Stark (2004-2007). Associate
37 yrs. old              Secretary                  at Flaster/Greenberg, P.C.
                                                    (2000-2004).

John J. McCue            Vice           since 2004  Director of Portfolio               N/A                    N/A
One Freedom              President                  Implementations for SIMC
Valley Drive                                        since 1995. Managing
Oaks, PA 19456                                      Director of Money Market
45 yrs. old                                         Investments for SIMC since
                                                    2003.

Andrew S. Decker         Anti-Money     since 2008  Compliance Officer and              N/A                    N/A
One Freedom              Laundering                 Product Manager, SEI
Valley Drive             Compliance                 2005-2008. Vice President,
Oaks, PA 19456           Officer                    Old Mutual Capital,
44 yrs. old                                         2000-2005.

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST, SEI TAX EXEMPT TRUST, AND SEI ALPHA STRATEGY PORTFOLIOS, L.P.


           SEI Liquid Asset Trust / Annual Report / June 30, 2008  15

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                   BEGINNING     ENDING                 EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                     VALUE       VALUE       EXPENSE     DURING
                                     1/1/08     6/30/08      RATIOS      PERIOD*
                                   ---------   ---------   ----------   --------
PRIME OBLIGATION FUND -- CLASS A
ACTUAL FUND RETURN                 $1,000.00   $1,019.89      0.44%       $2.20
HYPOTHETICAL 5% RETURN              1,000.00    1,022.68      0.44         2.21

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).


           16  SEI Liquid Asset Trust / Annual Report / June 30, 2008

NOTES TO FINANCIAL STATEMENTS

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Liquid Asset Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Funds' Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds' Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds' performance compared with similar mutual funds.

At the March 12-13, 2008 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

- the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

- the Funds' investment performance and how it compared to that of other comparable mutual funds;

- the Funds' expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;


           SEI Liquid Asset Trust / Annual Report / June 30, 2008  17

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

- the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

- the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. The Trustees found the level of SIMC's professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds' performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds' net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds' respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


           18  SEI Liquid Asset Trust / Annual Report / June 30, 2008

Notice to Shareholders (Unaudited)

For shareholders that do not have a June 30, 2008 taxable year end, this notice is for informational purposes only. For shareholders with a June 30, 2008 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended June 30, 2008, the Fund is designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                                      (C)
     (A)             (B)                           DIVIDENDS
  LONG TERM        ORDINARY                       QUALIFYING
CAPITAL GAINS       INCOME          TOTAL        FOR CORPORATE
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DIVIDENDS REC.
 (TAX BASIS)     (TAX BASIS)     (TAX BASIS)     DEDUCTION (1)
-------------   -------------   -------------   --------------
      0%             100%            100%             0%

    (D)
QUALIFYING         (E)           INTEREST       SHORT-TERM
 DIVIDEND    U.S. GOVERNMENT      RELATED      CAPITAL GAIN
INCOME (2)     INTEREST (3)    DIVIDEND (4)   DIVIDENDS (5)
----------   ---------------   ------------   -------------
    0%            0.53%            100%             0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of "Total Ordinary Income Distributions." Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the SEI Liquid Asset Trust - Prime Obligation Fund who are residents of California, Connecticut or New York, the statutory threshold requirements were or were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This law is currently expected to expire for taxable years beginning after January 1, 2008.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This law is currently expected to expire for taxable years beginning after January 1, 2008.

Items (A) and (B) are based on the percentage of the Fund's total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of the Fund.

Item (E) is based on the percentage of gross income of the Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.


           SEI Liquid Asset Trust / Annual Report / June 30, 2008  19

Notes

SEI LIQUID ASSET TRUST ANNUAL REPORT JUNE 30, 2008

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Aaron Buser
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Andrew S. Decker
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

(SEI LOGO) New Ways.
           New Answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)

SEI-F-097 (6/08)

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees (the "Board") has determined that the Registrant has at least one Audit Committee financial expert serving on the audit committee.

(a)(2) The Audit Committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP (KPMG) related to the Registrant

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:


--------------------- ----------------------------------------------------- -----------------------------------------------------
                                        FISCAL YEAR 2008                                       FISCAL YEAR 2007
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                      All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                      services to the   services to       and services      services to the   services to       and services
                      Trust that were   service           to service        Trust that were   service           to service
                      pre-approved      affiliates        affiliates that   pre-approved      affiliates        affiliates that
                                        that were         did not require                     that were         did not require
                                        pre-approved      pre-approval                        pre-approved      pre-approval
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit             $22,000             N/A               N/A             $21,500             N/A               N/A
        Fees(1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-              N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees            N/A               N/A               N/A               N/A               N/A               N/A


------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All Other           $400            $226,000            $0                N/A             $231,000            $0
        Fees

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
(1) Audit fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer ("CFO") of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant's CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the Audit Committee or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

        ---------------------------- ----------------- ----------------
                                           2008             2007
        ---------------------------- ----------------- ----------------
         Audit-Related Fees                  0%               0%

        ---------------------------- ----------------- ----------------
         Tax Fees                            0%               0%

        ---------------------------- ----------------- ----------------
         All Other Fees                      0%               0%

        ---------------------------- ----------------- ----------------



(f) Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal year 2008 were $226,400. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the Registrant.

(g)(2) The aggregate non-audit fees and services billed by KPMG for the 2007 fiscal year were $231,000.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Registrant's Audit Committee reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees on the Board of Trustees (the "Board"). The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee's Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               SEI Liquid Asset Trust


By (Signature and Title)                   /s/ Robert A. Nesher
                                           -------------------------------
                                           Robert A. Nesher
                                           President & CEO

Date: September 5, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                   /s/ Robert A. Nesher
                                           -------------------------------
                                           Robert A. Nesher
                                           President & CEO

Date: September 5, 2008

By (Signature and Title)                   /s/ Stephen F. Panner
                                           -------------------------------
                                           Stephen F. Panner
                                           Controller & CFO

Date: September 5, 2008